Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Contractual Charter Revenues

Year ending December 31,	Amount
2017	$4,846
$4,846